Stock Options (Details) - Equity Option [Member] - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2023	Aug. 31, 2023	Aug. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield		$ 0	$ 0	$ 0	$ 0
Expected stock price volatility	332.00%		0.00%	0.00%	103.31%
Risk-free interest rate	4.60%		0.00%	0.00%	1.16%
Expected term (in years)(simplified method)	3 years				5 years 9 months
Exercise price	$ 0.33	$ 0.33	$ 0	$ 0	$ 6.21
Weighted-average grant date fair-value	$ 0.33	$ 0.43	$ 0	$ 0	$ 4.92
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility		332.00%
Risk-free interest rate		4.46%
Expected term (in years)(simplified method)		2 years 6 months
Exercise price		$ 0.33
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected stock price volatility		452.00%
Risk-free interest rate		4.60%
Expected term (in years)(simplified method)		3 years
Exercise price		$ 4.87